Income Tax - Schedule of Deferred Tax (Details) (USD $)	Apr. 30, 2014	Apr. 30, 2013
Deferred income tax assets
Net operating losses	$ 117,061	$ 49,238
Less: valuation allowance	(117,061)	(49,238)
Net deferred income tax assets